Subsequent Event - EBP 055 - USD ($)	1 Months Ended	12 Months Ended
	Jan. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
EBP, Subsequent Event [Line Items]
Subsequent Event	Subsequent Event
Effective January 1, 2026, the ION Intermediate Holdings, LLC 401(k) Plan merged with and into the Plan. Approximately $26 million of net assets were transferred into the Plan in connection with the merger.

Also effective January 1, 2026, the Plan was amended to operate as a multiple employer plan.

Transfers in from other qualified plans		$ 65,190,348	$ 0
Subsequent Event
EBP, Subsequent Event [Line Items]
Transfers in from other qualified plans	$ 26,000,000